Filed electronically with the Securities and Exchange Commission on May 17, 2019

1933 Act File No. 033-11802

1940 Act File No. 811-05002

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 119	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 118	|X|

DEUTSCHE DWS VARIABLE SERIES II (FORMERLY DEUTSCHE VARIABLE SERIES II)

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

John Millette Vice President and Secretary Deutsche DWS Variable Series II One International Place Boston, MA 02110 (Name and Address of Agent for Service)

Copy to: John S. Marten Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X |	Immediately upon filing pursuant to paragraph (b)
|__|	On ______________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ______________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|__|	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•         DWS Alternative Asset Allocation VIP (formerly Deutsche Alternative Asset Allocation VIP) — Classes A and B

•         DWS Global Income Builder VIP (formerly Deutsche Global Income Builder VIP) — Classes A and B

•         DWS Global Equity VIP (formerly Deutsche Global Equity VIP) — Class A

•         DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP) — Classes A and B

•         DWS International Growth VIP (formerly Deutsche International Growth VIP) — Classes A and B

•         DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP) — Classes A and B

•         DWS High Income VIP (formerly Deutsche High Income VIP) — Classes A and B

•         DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP) — Classes A and B

•         DWS Government Money Market VIP (formerly Deutsche Government Money Market VIP) — Class A

•         DWS Small Mid Cap Growth VIP (formerly Deutsche Small Mid Cap Growth VIP) — Class A

•         DWS Multisector Income VIP (formerly Deutsche Multisector Income VIP) — Class A

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of May 2019.

    DEUTSCHE DWS VARIABLE SERIES II

By: /s/Hepsen Uzcan

Hepsen Uzcan*

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	May 8, 2019

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	May 8, 2019

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 8, 2019

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	May 8, 2019

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 8, 2019

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	May 8, 2019

/s/Richard J. Herring
Richard J. Herring*	Trustee	May 8, 2019

/s/William McClayton
William McClayton*	Trustee	May 8, 2019

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 8, 2019

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 8, 2019

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	May 8, 2019

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 118, as filed on April 26, 2019 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase